Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	SL GREEN REALTY CORP
Entity Central Index Key	0001040971
Amendment Flag	true
Amendment Description	This Amendment No. 1 amends and restates in its entirety the definitive proxy statement on Schedule 14A and related proxy card that was originally filed by SL Green Realty Corp. (the “Company”) with the Securities and Exchange Commission on April 21, 2023 (the “Original Definitive Proxy Statement”). The Original Definitive Proxy Statement was filed in connection with the Company’s 2023 Annual Meeting of Stockholders to be held on June 5, 2023. This Amendment No. 1 is being filed for the sole purpose of correcting a clerical error by adding the disclosure under the heading “Pay Ratio Disclosure Rule” on page 75. No other changes have been made to the Original Definitive Proxy Statement. In addition, this Amendment No. 1 does not reflect events occurring after the date of the Original Definitive Proxy Statement or modify or update disclosures that may have been affected by subsequent events.